GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended
	Aug. 21, 2011	Dec. 31, 2013	Feb. 22, 2013	Nov. 29, 2012	Aug. 21, 2011 Minimum [Member]	Aug. 21, 2011 Maximum [Member]	Aug. 21, 2011 Fis [Member]	Dec. 31, 2011 Fis [Member]	Aug. 21, 2011 Fis [Member] Minimum [Member]	Aug. 21, 2011 Fis [Member] Maximum [Member]	Dec. 31, 2011 Idit Technologies Ltd [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued							1,000,000
Granted, Amount of options	1,003,874	595,000					934,970
Share Price	$ 4.1		$ 0.15	$ 3.50			$ 4.1
Expected exercise factor (weighted average)					$ 1.5	$ 11			$ 1.5	$ 11
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.10%						0.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.07%						2.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	70.00%						70.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								$ 11,207			$ 5,105
Total purchase price	$ 31,444						$ 49,671